GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Summary of change in the net carrying amount of goodwill

	Telecom	Other	Total
Balance at January 1, 2020
Gross amount of goodwill	32,801	11,380	44,181
Accumulated impairment loss	(1,466)	(4,040)	(5,506)
	31,335	7,340	38,675

Acquisitions (Note 5)	—	282	282
Reclassification (Note 6)	(1,877)	1,877	—
Impairment (Note 22)	—	(1,281)	(1,281)
Currency translation adjustment	—	365	365

Balance at December 31, 2020
Gross amount of goodwill	30,924	13,904	44,828
Accumulated impairment loss(1)	(1,466)	(5,321)	(6,787)
	29,458	8,583	38,041

Acquisitions (Note 5)	4,337	46	4,383
Reclassification (Note 6)	253	(253)	—
Impairment (Note 22)	—	—	—
Currency translation adjustment	—	395	395

Balance at December 31, 2021
Gross amount of goodwill	35,514	14,092	49,606
Accumulated impairment loss(1)	(1,466)	(5,321)	(6,787)

	34,048	8,771	42,819
(1)

Accumulated impairment loss of Other segments consists of impairment loss of CGU “Armenia” (RUB 3,516 million), impairment loss of CGU “Oblachnyi retail” (RUB 524 million) and impairment loss of CGU “Entertainment” (RUB 1,281 million).